Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Purchase Commitment Related to the Purchase

The Group has future minimum purchase commitment related to the purchase of data. As of December 31, 2024, the purchase commitment contracted for are analyzed as follows:

Year	(In thousands)
2025	4,791
2026	2,349
2027	1,886
Thereafter	4
Total	9,030

Schedule of Commitments for Lease Ancillary Services Fees

The Group also has commitments including commitments for lease ancillary services fees. As of December 31, 2024, these commitments are analyzed as follows:

Year	(In thousands)
2025	297
2026	31
2027	5
Total	333